Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Parenthetical) (Detail)	Mar. 31, 2021	Mar. 31, 2020
Commingled funds | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	54.00%	50.00%
Commingled funds | Fixed Income Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	43.00%	45.00%
Commingled funds | Other investment funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	3.00%	5.00%
Japanese equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	42.00%	37.00%
Foreign equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	58.00%	63.00%
Japanese National and Local Government Debt Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments		36.00%
Foreign National and Local Government Debt Securities | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments		64.00%